Shareholders' capital (Tables)	6 Months Ended
Jun. 30, 2021
Shareholders' capital
Schedule of number of share outstanding

Number of shares outstanding on December 31, 2020	47,571,283
Exercise of options	233,630
Global public offering on Euronext and Nasdaq on February 2, 2021	3,125,000
Over-allotment option exercised by underwriters on February 4, 2021	468,750
Number of shares outstanding on June 30, 2021	51,398,663